Warrants - Narrative (Details)		1 Months Ended			2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 05, 2019 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) $ / shares shares	May 31, 2016 shares	Apr. 30, 2016 shares	May 31, 2020 $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 11, 2021 USD ($) shares	Apr. 03, 2020 USD ($) $ / shares shares	Nov. 27, 2018 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Warrant, fair value						$ 25,471,000	$ 25,471,000		$ 49,293,000
Warrants, loss (gain) from fair value adjustment							$ 14,898,000	$ 115,000	$ 48,440,000	$ 6,000
Warrants outstanding (in shares) | shares						15,999,996	15,999,996
Issuance of redeemable convertible preferred stock (in shares) | shares			563,725	1,887,253
Series B Redeemable Convertible Preferred Stock
Class of Warrant or Right [Line Items]
Issuance of redeemable convertible preferred stock (in shares) | shares					62,505,102
Preferred stock issued (in dollars per share) | $ / shares					$ 0.3323
Series A Redeemable Convertible Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Warrants issued, number of preferred stock callable (in shares) | shares	53,023												35,348
Warrants issued, exercise price (in dollars per share) | $ / shares													$ 11.3518
Warrants, loss (gain) from fair value adjustment	$ 100,000
Series A Redeemable Convertible Preferred Stock Warrants | OTI
Class of Warrant or Right [Line Items]
Warrants issued, number of preferred stock callable (in shares) | shares	53,023												35,348
Warrants issued, exercise price (in dollars per share) | $ / shares	$ 11.3518												$ 11.3518
Warrant, fair value	$ 100,000												$ 100,000
Series A Redeemable Convertible Preferred Stock Warrants | Other Income (Expense), Net
Class of Warrant or Right [Line Items]
Warrants, loss (gain) from fair value adjustment						$ 600,000		$ (200,000)
Series B Redeemable Convertible Preferred Stock Warrants | OTI
Class of Warrant or Right [Line Items]
Warrants issued, number of preferred stock callable (in shares) | shares												4,513,993
Warrants issued, exercise price (in dollars per share) | $ / shares												$ 0.3323
Warrant, fair value												$ 700,000
Series B Redeemable Convertible Preferred Stock Warrants | Other Income (Expense), Net | OTI
Class of Warrant or Right [Line Items]
Warrants, loss (gain) from fair value adjustment							$ 8,300,000
Series B Redeemable Convertible Preferred Stock Warrants | Maximum [Member] | OTI
Class of Warrant or Right [Line Items]
Warrant, expiration period												10 years
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued, exercise price (in dollars per share) | $ / shares		$ 11.50
Private Placement Warrants [Member] | Sponsor
Class of Warrant or Right [Line Items]
Warrants issued, number of preferred stock callable (in shares) | shares		6,000,000
Warrant, fair value		$ 19,400,000
Warrant, expiration period		5 years
Sale of warrants, price (in dollars per share) | $ / shares		$ 1.00
Proceeds from sale of Private Placement Warrants		$ 6,000,000
Warrant, exercisable, threshold period		12 months
Number of ordinary shares called by each warrant (in shares) | shares		1
Private Placement Warrants [Member] | Sponsor | Conversion of Warrant to Ouster Common Stock
Class of Warrant or Right [Line Items]
Warrant, conversion ratio											1
Private Placement Warrants [Member] | Other Income (Expense), Net | Sponsor
Class of Warrant or Right [Line Items]
Warrants, loss (gain) from fair value adjustment						$ 4,600,000	$ 6,100,000
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued, number of preferred stock callable (in shares) | shares		20,000,000
Warrants issued, exercise price (in dollars per share) | $ / shares		$ 11.50
Warrant, fair value											$ 17,900,000
Warrant, expiration period		5 years
Sale of warrants, price (in dollars per share) | $ / shares		$ 0.01
Warrant, exercisable, threshold period		12 months
Warrant, conversion ratio		1
Warrants outstanding (in shares) | shares											9,999,996
Exercise of warrant, threshold common stock price (in dollars per share) | $ / shares		$ 18.00
Exercise of warrant, threshold trading days		20 days
Exercise of warrant, threshold trading-day period		30 days
Redeemable Convertible Preferred Stock Tranche Right
Class of Warrant or Right [Line Items]
Warrants issued, exercise price (in dollars per share) | $ / shares					$ 0.3323